Subsidiary Preferred Shares - Changes in value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	$ 174,017
Ending balance	27,339	$ 174,017
Subsidiary preferred shares
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	174,017	118,972
Issuance of new preferred shares – financing cash flow		37,610
Decrease in value of preferred shares measured at fair value – finance costs (income)	(130,825)	(8,362)
Conversion of convertible notes into preferred shares - non cash financing activity		25,797
Deconsolidation	(15,853)
Ending balance	$ 27,339	$ 174,017